Related Party Transactions (Tables)	12 Months Ended
Sep. 30, 2021
Summary of Key Management Transactions

Key management personnel are persons responsible for planning, directing and controlling the activities of an entity. Total management salaries and directors’ fees incurred for services provided by key management personnel of the Company for the three and twelve months ended September 30, 2021 and September 30, 2020 are as follows:

15.2 Transactions with Key Management Personnel (continued)

		Period from
		incorporation on
	For the year ended	June 23, 2020 to
	September 30, 2021	September 30, 2020
	($)	($)
Management salaries	938,880	15,698
Directors’ fees	233,406	-
Share-based compensation	2,154,325	-
Total	3,326,611	15,698